SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                              Washington D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184



                                             May 6, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


                  AllianceBernstein Variable Products Series Fund, Inc. File Nos. 33-18647 and 811-05398
                  -----------------------------------------------------

Dear Sir or Madam:

     On behalf of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information for the Fund that would have been filed pursuant to 497(c) does not differ from the one included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 27, 2005.

                                             Sincerely,


                                             /s/  Kelly R. Bowers
                                             ------------------------------
                                                  Kelly R. Bowers


00250.0292 #568761